Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 123	$ 146
Ordinary shares, shares authorized	8,000,000	6,000,000
Ordinary shares, shares issued	5,250,518	4,391,163
Ordinary shares, shares outstanding	5,250,518	4,391,163